COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments And Contingencies [Line Items]
Purchase commitments	$ 515
Continuing Operations [Member]
Commitments And Contingencies [Line Items]
Rental expense under operating leases	744	$ 1,119	$ 945
Discontinued Operations [Member]
Commitments And Contingencies [Line Items]
Rental expense under operating leases	$ 1,569	$ 1,177	$ 1,355